Securities - Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Securities
Available-for-sale Securities, Amortized Cost	$ 228,607	$ 135,370
Available-for-sale Securities, Gross Unrealized Gains	459	11,091
Available-for-sale Securities, Gross Unrealized Losses	(11,442)	(148)
Available-for-sale securities, Fair Value	217,624	146,313
U.S. government agencies
Securities
Available-for-sale Securities, Amortized Cost	45,000
Available-for-sale Securities, Gross Unrealized Losses	(968)
Available-for-sale securities, Fair Value	44,032
Subordinated notes
Securities
Available-for-sale Securities, Amortized Cost	31,160	28,837
Available-for-sale Securities, Gross Unrealized Gains		76
Available-for-sale Securities, Gross Unrealized Losses	(3,066)	(148)
Available-for-sale securities, Fair Value	28,094	28,765
State and municipal obligations
Securities
Available-for-sale Securities, Amortized Cost	152,447	106,533
Available-for-sale Securities, Gross Unrealized Gains	459	11,015
Available-for-sale Securities, Gross Unrealized Losses	(7,408)
Available-for-sale securities, Fair Value	$ 145,498	$ 117,548